Exceptional items and remeasurements - Schedule of remeasurement, tax exceptional items (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Exceptional Items [Line Items]
Total operating profit from continuing operations	£ 4,934	£ 4,475	£ 4,879
Included within finance income and costs
Net gains/(losses) on financial assets at fair value through profit and loss	1	4	(28)
Finance income and costs	(1,357)	(1,464)	(1,460)
Included within share of post-tax results of joint ventures and associates
Profit before tax	3,650	3,048	3,590
Included within tax
Tax on exceptional items and remeasurements	(821)	(831)	(876)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	2,829	2,217	2,714
Exceptional items and remeasurements
Disclosure Of Exceptional Items [Line Items]
Total operating profit from continuing operations	169	(987)	585
Included within share of post-tax results of joint ventures and associates
Profit before tax	171	(1,036)	620
Included within tax
Tax on exceptional items and remeasurements	40	152	(241)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	211	(884)	379
Remeasurements
Included within finance income and costs
Net gains/(losses) on financial assets at fair value through profit and loss	1	4	(28)
Net gains on financing derivatives	3	11	82
Finance income and costs	4	15	54
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	(2)	(64)	(19)
Included within tax
Tax on exceptional items and remeasurements	(36)	(7)	75
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	93	(32)	(240)
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Total operating profit from continuing operations	42	(1,011)	935
Included within tax
Tax on exceptional items and remeasurements	76	159	(316)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	£ 118	£ (852)	£ 619